Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Aug. 31, 2025		Feb. 28, 2025		Feb. 29, 2024
Current assets:
Cash and cash equivalents	$ 62		$ 82		$ 1,015
Restricted cash	194		375		1,128
Accounts receivable, net	2,073		1,586		1,707
Contract assets	7,096		6,249		3,799
Deposits, prepayments and other receivables	1,462		1,493		973
Total current assets	10,887		9,785		8,622
Non-current assets:
Property and equipment, net	1,581		1,617		1,191
Total non-current assets	1,581		1,617		1,191
TOTAL ASSETS	12,468		11,402		9,813
Current liabilities:
Accounts payable and accrued liabilities	4,907		4,172		3,233
Amounts due to related parties	4,385		4,248		3,519
Bank borrowings	1,170		991		695
Lease liabilities	173		343		320
Income tax payable	197		258		479
Total current liabilities	10,832		10,012		8,246
Long-term liabilities:
Bank borrowings					488
Lease liabilities	731		571		267
Deferred tax liabilities	67		64		64
Total long-term liabilities	798		635		819
TOTAL LIABILITIES	11,630		10,647		9,065
Shareholders’ equity
Ordinary share, value		[1],[2]		[1],[2],[3]		[3],[4]
Additional paid-in capital	757		757		757
Accumulated other comprehensive loss	22		(7)		(14)
Retained earnings	59		5		5
Total shareholders’ equity	838		755		748
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 12,468		$ 11,402		$ 9,813

[1]	Denotes amount less than $1,000.
[2]	Retrospectively restated for effect of 1:2,500 forward stock split and share surrender on December 9, 2024 (see Note 1 and 10).
[3]	Retrospectively restated for effect of 1:2,500 forward stock split and share surrender on December 9, 2024 (see Notes 1 and 11).
[4]	Denotes amount less than $1,000.